SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Intangible assets (Details)	Dec. 31, 2024
Software | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful life of intangible assets	3 years
Software | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful life of intangible assets	10 years
Technology | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful life of intangible assets	3 years
Technology | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful life of intangible assets	8 years
Land-use rights
Finite-Lived Intangible Assets [Line Items]
Useful life of intangible assets	50 years